GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 3

GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
720000030	XXXXX	2411378	XXXX	Property	Property/Appraisal General	Property/Appraisal guideline violation:	Property/Appraisal guideline violation:			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
720000030	XXXXX	2410764	XXXX	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.			Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
720000030	XXXXX	2411851	XXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)